Basis of Presentation	9 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
A. Spin-off
On April 9, 2014, the board of directors of Automatic Data Processing, Inc. (“ADP” or the “Parent”) approved the spin-off of the Dealer Services business of ADP ("Dealer Services"). On May 6, 2014, in preparation of the spin-off, ADP formed Dealer Services Holdings LLC, a Delaware limited liability company, to hold Dealer Services. On September 1, 2014, Dealer Services Holdings LLC was renamed CDK Global Holdings, LLC. On September 29, 2014, immediately prior to the spin-off, CDK Global Holdings, LLC converted to CDK Global, Inc. ("CDK" or the "Company"). On September 30, 2014 (the "Separation Date"), the spin-off became effective and ADP distributed 100% of the common stock of the Company to the holders of record of ADP's common stock as of September 24, 2014 (the "Distribution"). The Distribution was made pursuant to a Separation and Distribution Agreement by which ADP contributed the subsidiaries that operated the Dealer Services business to the Company. The Distribution is expected to be a tax-free transaction under Section 355 and other related provisions of the Internal Revenue Code of 1986, as amended.
Concurrent with the Distribution, the Company and ADP entered into several agreements providing for transition services and governing relationships between the Company and ADP. Refer to Notes 7 and 10 for further information.
B. Description of Business
The Company is a global provider of integrated technology solutions to the information technology and marketing/advertising markets of the automotive retail industry. The Company’s solutions enable automotive retailers and original equipment manufacturers (“OEMs”) to better manage, analyze and grow their businesses. The Company classifies its operations into the following reportable segments: Automotive Retail North America, Automotive Retail International, and Digital Marketing. In addition, the Company has an “Other” segment, the primary components of which are corporate allocations and other expenses not recorded in the segment results, such as stock-based compensation expense, corporate costs, separation costs, and interest expense.
C. Basis of Preparation
The financial statements presented herein represent (i) periods prior to September 30, 2014 when the Company was a wholly owned subsidiary of ADP (referred to as "combined financial statements") and (ii) periods subsequent to September 30, 2014 when the Company became a separate publicly-traded company (referred to as "consolidated financial statements"). Throughout this Quarterly Report on Form 10-Q when we refer to the "financial statements," we are referring to the "condensed consolidated and combined financial statements," unless the context indicates otherwise. Beginning with the interim periods ending March 31, 2015, the Company elected to present two separate statements for the statements of operations and comprehensive income as opposed to a single continuous statement of comprehensive income.
The financial statements include the accounts of Computerized Vehicle Registration, Inc. ("CVR") in which CDK holds a controlling financial and management interest. All significant intercompany transactions and balances between consolidated CDK businesses have been eliminated.
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect assets, liabilities, revenues, and expenses that are reported in the accompanying financial statements and footnotes thereto. Actual results may differ from those estimates. These financial statements present the consolidated and combined financial position and results of operations of the Company, which was under common control and common management by ADP until the Separation Date. The historical financial results in the accompanying financial statements presented may not be indicative of the results that would have been achieved had the Company operated as a separate, stand-alone entity.
The accompanying financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods. Interim financial results are not necessarily indicative of financial results for a full year. The financial statements in this Quarterly Report on Form 10-Q should be read in conjunction with the combined financial statements and related notes of the Company as of and for the fiscal year ended June 30, 2014 as filed with the Securities and Exchange Commission in the Registration Statement on Form 10 relating to the Distribution.
Prior to the Distribution, the financial statements in this Quarterly Report on Form 10-Q included costs for facilities, functions, and services used by the Company at shared ADP sites and costs for certain functions and services performed by centralized ADP organizations and directly charged to the Company based on revenue and headcount. Following the Distribution, the Company performs these functions using internal resources or purchased services, certain of which may be provided by ADP during a transitional period pursuant to the transition services agreement. Refer to Note 10 for further information on agreements entered into with ADP as a result of the Distribution. The expenses allocated to the Company for these services are not necessarily indicative of the expenses that would have been incurred if the Company had been a separate, independent entity and had otherwise managed these functions. The Company’s financial statements include the following transactions with ADP or its affiliates:
Separation Costs. The financial statements of the Company include certain incremental costs that are directly attributable to the Distribution. Prior to the Distribution, separation costs were paid by ADP and allocated to the Company. These costs were related to professional services and amounted to $0.6 million and $34.6 million for the three and nine months ended March 31, 2015, respectively. The Company did not incur any separation costs during the three and nine months ended March 31, 2014.
Overhead Expenses. Prior to the Distribution, the financial statements of the Company included an allocation of certain general expenses of ADP and its affiliates, which were in support of the Company, including departmental costs for travel, procurement, treasury, tax, internal audit, risk management, real estate, benefits, and other corporate and infrastructure costs. The Company was allocated overhead costs related to ADP's shared functions of $7.4 million for the three months ended March 31, 2014 and $7.1 million and $21.9 million for the nine months ended March 31, 2015 and 2014, respectively. These costs were reported in selling, general and administrative expenses on the consolidated and combined statements of operations. These allocations were based on a variety of factors. The allocation of the travel department costs was based on the estimated percentage of travel directly related to the Company. The allocation of benefits was based on the approximate benefit claims or payroll costs directly related to the Company as compared to ADP’s total claims and payroll costs. The allocation of real estate management costs was based on the estimated percentage of square footage of facilities for the Company's business that was managed by the ADP corporate real estate department in relation to ADP’s total managed facilities. All other allocations were based on an estimated percentage of support staff time or system utilization in comparison to ADP as a whole. Management believes that these allocations were made on a reasonable basis.
Royalty Fees. Prior to the Distribution, the financial statements included a trademark royalty fee charged by ADP to the Company based on revenues for licensing fees associated with the use of the ADP trademark. The Company was charged trademark royalty fees of $5.6 million for the three months ended March 31, 2014 and $5.7 million and $16.3 million for the nine months ended March 31, 2015 and 2014, respectively. These charges were included in selling, general, and administrative expenses on the consolidated and combined statements of operations. Management believes that these allocations were made on a reasonable basis.
Services Received from Affiliated Companies. Prior to the Distribution, certain systems development functions were outsourced to an ADP shared services facility located in India. This facility provided services to the Company as well as to other ADP affiliates. The Company purchased services from this facility of $5.2 million for the three months ended March 31, 2014 and $5.5 million and $14.2 million for the nine months ended March 31, 2015 and 2014, respectively. The charge for these services was included within cost of revenues on the consolidated and combined statements of operations.
Notes Receivable from ADP and its Affiliates and Notes Payable to ADP and its Affiliates. As of June 30, 2014, the Company recorded notes receivable from ADP and its affiliates of $40.6 million and notes payable to ADP and its affiliates of $21.9 million under contractual arrangements. Prior to the Distribution, the notes were settled; therefore, there were no outstanding notes receivable from or payable to ADP and its affiliates in the accompanying consolidated balance sheet as of March 31, 2015. Interest income on notes receivable from ADP and its affiliates was $0.2 million for the three months ended March 31, 2014 and was $0.2 million and $0.6 million for the nine months ended March 31, 2015 and 2014, respectively. The Company recorded interest income on notes receivable from ADP and its affiliates within other income, net on the consolidated and combined statements of operations. Interest expense on notes payable to ADP and its affiliates was $0.3 million for the three months ended March 31, 2014 and was $0.2 million and $0.7 million for the nine months ended March 31, 2015 and 2014, respectively. The Company recorded interest expense on notes payable to ADP and its affiliates within interest expense on the consolidated and combined statements of operations.
Other Services. Prior to the Distribution, the Company received other services from ADP and its affiliates (e.g., payroll processing services). The Company was charged primarily at a fixed rate per employee per month for such payroll processing services. Expenses incurred for such services were $0.3 million for the three months ended March 31, 2014 and $0.4 million and $0.9 million for the nine months ended March 31, 2015 and 2014, respectively. These expenses were included in selling, general and administrative expenses on the consolidated and combined statements of operations.
D. Financial Statement Revisions
During the three months ended March 31, 2015, the Company elected to make revisions to previously reported results of operations, financial condition, and cash flows as discussed below. The Company previously reported results of operations and cash flows for the nine months ended March 31, 2014, financial condition as of June 30, 2014, and revenues, earnings before income taxes, and net earnings for the three months ended March 31, 2014 in the Registration Statement on Form 10. The Company assessed the materiality of the misstatements discussed below on prior period financial statements and concluded that while such revisions are immaterial to the combined results of operations and cash flows for the nine months ended March 31, 2014, financial condition as of June 30, 2014, and revenues, earnings before income taxes, and net earnings for the three months ended March 31, 2014 presented herein, the combined financial statements should be revised to provide greater comparability. The Company plans to reflect the effect of the revisions on previously reported annual periods in its exchange offer registration statement to exchange the Company's senior notes for a new issue of substantially identical debt securities registered under the Securities Act (as described in Note 5).
Historically, leases of certain hardware components included within Dealer Management Systems ("DMS") and integrated solutions were accounted for as operating leases and revenues were recognized in accordance with Accounting Standards Codification ("ASC") 840, "Leases." The Company has now determined that these hardware components should be reported as sales-type leases in accordance with ASC 840, "Leases." In accordance with sales-type lease accounting, revenue for leased hardware is recognized upon installation and a receivable is recorded based on the present value of the minimum lease payments at the beginning of the lease term. The Company's combined financial statements have been revised to reflect sales-type lease accounting for these hardware components as well as the related income tax effects. This revision impacted the Automotive Retail North America and Automotive Retail International segments and all of these revisions are immaterial. Segment revenues and earnings before income taxes in Note 11 for the nine months ended March 31, 2014 include the effects of this revision.
The Company revised the presentation of the noncontrolling interest ("NCI") in CVR to comply with ASC 810, "Consolidations." Accordingly, earnings, comprehensive income, and net assets in CVR which are not attributable to the Company have been separately presented within the combined financial statements. Historically, the NCI in CVR's earnings was included within selling, general and administrative expenses in the combined statements of operations, and the NCI in CVR's net assets was included within other liabilities in the combined balance sheets. This revision impacted the Automotive Retail North America segment and earnings before income taxes in Note 11 for the nine months ended March 31, 2014 reflect this revision.
The following are selected line items from the Company's combined financial statements illustrating the effect of these immaterial revisions:
Condensed Combined Statements of Operations

	Nine Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Revenues	$1,469.3	$1.6	$—	$1,470.9
Cost of revenues	899.1	1.4	—	900.5
Selling, general and administrative	308.3	0.3	(5.2)	303.4
Total expenses	1,207.4	1.7	(5.2)	1,203.9
Operating earnings	261.9	(0.1)	5.2	267.0
Other income, net	0.1	1.7	—	1.8
Earnings before income taxes	261.3	1.6	5.2	268.1
Provision for income taxes	(86.3)	(0.6)	—	(86.9)
Net earnings	175.0	1.0	5.2	181.2
Less: net earnings attributable to noncontrolling interest	—	—	5.2	5.2
Net earnings attributable to CDK	$175.0	$1.0	$—	$176.0

	Three Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Revenues	$500.5	$0.6	$—	$501.1
Earnings before income taxes	98.3	0.4	1.8	100.5
Net earnings	69.3	0.3	1.8	71.4
Less: net earnings attributable to noncontrolling interest	—	—	1.8	1.8
Net earnings attributable to CDK	$69.3	$0.3	$—	$69.6
Condensed Combined Statement of Comprehensive Income

	Nine Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Net earnings	$175.0	$1.0	$5.2	$181.2
Other comprehensive income:
Currency translation adjustments	30.4	—	—	30.4
Other comprehensive income	30.4	—	—	30.4
Comprehensive income	205.4	1.0	5.2	211.6
Less: comprehensive income attributable to noncontrolling interest	—	—	5.2	5.2
Comprehensive income attributable to CDK	$205.4	$1.0	$—	$206.4

Condensed Combined Balance Sheet

	June 30, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Assets
Current assets:
Accounts receivable, net	$299.1	$11.6	$—	$310.7
Other current assets	164.6	(0.5)	—	164.1
Total current assets	907.1	11.1	—	918.2
Property, plant and equipment, net	109.9	(27.3)	—	82.6
Other assets	205.5	27.6	—	233.1
Total assets	$2,587.2	$11.4	—	$2,598.6

Liabilities and Equity
Current liabilities:
Accrued expenses and other current liabilities	$154.2	$3.8	$—	$158.0
Total current liabilities	493.7	3.8	—	497.5
Deferred income taxes	76.6	(0.1)	—	76.5
Other liabilities	43.9	—	(11.4)	32.5
Total liabilities	797.0	3.7	(11.4)	789.3

Equity:
Net parent company investment	1,704.6	7.6	—	1,712.2
Accumulated other comprehensive income	85.6	0.1	—	85.7
Total CDK stockholders' equity	1,790.2	7.7	—	1,797.9
Noncontrolling interest	—	—	11.4	11.4
Total equity	1,790.2	7.7	11.4	1,809.3
Total liabilities and equity	$2,587.2	$11.4	$—	$2,598.6
Condensed Combined Statement of Cash Flows

	Nine Months Ended March 31, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Cash Flows from Operating Activities:
Net earnings	$175.0	$1.0	$5.2	$181.2
Adjustments to reconcile net earnings to cash flows provided by operating activities:
Depreciation and amortization	51.2	(11.6)	—	39.6
Deferred income taxes	(14.7)	0.6	—	(14.1)
Other	(0.7)	(1.2)	(5.2)	(7.1)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Increase in accounts receivable	(34.9)	(1.1)	—	(36.0)
Increase in other assets	(9.5)	(2.2)	—	(11.7)
(Decrease)/increase in accrued expenses and other liabilities	(32.8)	0.1	8.0	(24.7)
Net cash flows provided by/(used in) operating activities	149.0	(14.4)	8.0	142.6

Cash Flows from Investing Activities:
Capital expenditures	(44.8)	14.4	—	(30.4)
Net cash flows (used in)/provided by investing activities	(77.6)	14.4	—	(63.2)

Cash Flows from Financing Activities:
Dividend payments of CVR to minority owners	—	—	(8.0)	(8.0)
Net cash flows provided by/(used in) financing activities	18.2	—	(8.0)	10.2
Combined Statement of Equity

	June 30, 2014
		Adjustments
	As Reported	Hardware	NCI	As Revised
Net Parent Company Investment
Balance as of June 30, 2014	$1,704.6	$7.6	$—	1,712.2
Accumulated Other Comprehensive Income
Balance as of June 30, 2014	85.6	0.1	—	85.7
Total CDK Stockholders' Equity
Balance as of June 30, 2014	1,790.2	7.7	—	1,797.9
Noncontrolling Interest
Balance as of June 30, 2014	—	—	11.4	11.4
Total Equity
Balance as of June 30, 2014	$1,790.2	7.7	$11.4	$1,809.3

E. Significant Accounting Policies
Revenue Recognition. Revenue is generated from software licenses, hosting arrangements, hardware sales and leases, support and maintenance, professional services, advertising and digital marketing, as well as certain transactional services.
The Company recognizes software related revenue (on-site) in accordance with the provisions of ASC 985-605, “Software-Revenue Recognition,” and non-software related revenue, upfront hardware sales, and software delivered under a hosted model in accordance with ASC 605, "Revenue Recognition."
In general, revenue is recognized when all of the following criteria have been met:

•	persuasive evidence of an arrangement exists;

•	delivery has occurred or services have been rendered;

•	fees are fixed or determinable; and

•	collection of the revenue is reasonably assured.
The following are the Company’s major components of revenue:

•
Bundled sales of DMS and integrated solutions. In the Automotive Retail North America and Automotive Retail International segments, the Company receives fees for product installation, monthly fees for software licenses, ongoing software support and maintenance of DMS and other integrated solutions that are either hosted by the Company or installed on-site at the client’s location. The revenues for term licenses are recognized ratably over the software license term, as vendor-specific objective evidence of the fair values of the individual elements in the sales arrangement does not exist. Revenue recognition commences at the installation dates, when client acceptance has occurred, and collectability of a determinable amount is probable. In the case of hosted applications, the client does not have the contractual right to take possession of the software and the items delivered at the outset of the contract (e.g., installation, training, etc.) do not have value to the client without the software license and ongoing support and maintenance. Any upfront fees charged in the case of hosted arrangements are recognized ratably over the expected benefit period of the arrangement, typically five years. The unrecognized portion of these revenue elements is recorded as deferred revenue.

The Company also offers various hardware elements in connection with DMS and integrated solution sales, which in some instances are considered sales-type leases under ASC 840. Revenue related to leased hardware is recognized upon installation and a receivable is recorded based on the present value of the minimum lease payments at the beginning of the lease term.

•
Transactional revenues. The Company receives revenues on a fee per transaction processed basis in connection with providing auto retailers interfaces with third parties to process credit reports, vehicle registrations, data updates, and Internet sales leads. Transactional revenues are recorded in accordance with ASC 605. Delivery occurs at the time the services are rendered. Transactional revenues are recorded in revenues gross of costs incurred for credit report processing, vehicle registrations, and Internet sales leads as the Company is contractually responsible for providing the service, software, and/or connectivity to the clients, and therefore, the Company is the primary obligor under ASC 605.

•
Digital Marketing services. The Company receives revenues from the placement of advertising for clients and providing websites and related advertising and marketing services. Digital marketing revenues are recorded in accordance with ASC 605 as delivery occurs at the time the services are rendered.

Deferred Costs. Costs to deliver services are expensed to cost of revenues as incurred with the exception of specific costs directly related to transition or installation activities, including the payroll related costs for the Company's implementation and training teams, as well as commission costs for the sale. These costs are deferred and expensed proportionately over the same period that the deferred revenue is recognized as revenue. Deferred amounts are monitored regularly for impairment. Impairment losses are recorded when projected remaining undiscounted operating cash flows of the related contracts are not sufficient to recover the carrying amount of the contract assets. Current deferred costs classified within other current assets on the consolidated and combined balance sheets were $116.4 million and $120.3 million as of March 31, 2015 and June 30, 2014, respectively. Long-term deferred costs classified within other assets on the consolidated and combined balance sheets were $162.2 million and $166.8 million as of March 31, 2015 and June 30, 2014, respectively.
Computer Software to be Sold, Leased or Otherwise Marketed. The Company's policy provides for the capitalization of certain costs of computer software to be sold, leased, or otherwise marketed. The Company's policy provides for the capitalization of all software production costs upon reaching technological feasibility for a specific product. Technological feasibility is attained when software products have a completed working model whose consistency with the overall product design has been confirmed by testing. Costs incurred prior to the establishment of technological feasibility are expensed as incurred. The establishment of technological feasibility requires judgment by management and in many instances is only attained a short time prior to the general release of the software. Maintenance-related costs are expensed as incurred. Pursuant to this policy, the Company recognized expenses of $43.3 million and $41.5 million for the three months ended March 31, 2015 and 2014, respectively, and $127.2 million and $123.4 million for the nine months ended March 31, 2015 and 2014, respectively. These expenses were classified within cost of revenues on the consolidated and combined statements of operations.
Fair Value of Financial Instruments. The Company determines the fair value of financial instruments in accordance with accounting standards pertaining to fair value measurements. Such standards define fair value and establish a framework for measuring fair value in accordance with GAAP. Cash and cash equivalents, accounts receivable, other current assets, accounts payable, and other current liabilities are reflected in the consolidated and combined balance sheets at cost, which approximates fair value due to the short-term nature of these instruments. The carrying value of the Company's term loan facility (as described in Note 5), including accrued interest, approximates fair value based on the Company's current estimated incremental borrowing rate for similar types of arrangements. The approximate aggregate fair value of our senior notes as of March 31, 2015 was $764.4 million based on quoted market prices for the same or similar instruments and the carrying value was $750.0 million. The term loan facility and senior notes are considered Level 2 fair value measurements in the fair value hierarchy.